Trade Receivables, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Trade Receivables, Net (Restated) [Abstract]
Schedule of trade receivables
	12/31/2013	6/30/2013
Trade receivables	$27,602,077	$27,740,315
Allowance for bad debt	(833,486)	(731,475)
Total trade receivables, net	$26,768,591	$27,008,840

	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290